Consolidated Statements of Changes in Mezzanine Capital - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 15,866	$ 41,255
Proceeds from capital calls to unitholders	130	205
Redemption of PCTA units		(16,772)
Distribution to Class I unitholders		(1,688)
Accretion of redeemable units to redemption value	(5,366)	(7,134)
Ending balance	10,630	15,866
Redeemable Class I Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	2,984	4,530
Proceeds from capital calls to unitholders	130	205
Distribution to Class I unitholders		(1,688)
Accretion of redeemable units to redemption value	(202)	(63)
Ending balance	2,912	2,984
Redeemable Class PCTA Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	12,882	36,725
Redemption of PCTA units		(16,772)
Accretion of redeemable units to redemption value	(5,164)	(7,071)
Ending balance	$ 7,718	$ 12,882